Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Oct. 01, 2014
Disclosure of associates [line items]
Total assets	$ 998,493	[1]	$ 915,273
Total liabilities	930,813	[1]	853,648
Undistributed retained earnings	$ 62		61	$ 63
Canadian tires financial services business [member]
Disclosure of associates [line items]
Option to sell maximum additional equity interest within the next 10 years	29.00%
Period of option to sell back equity interest after ten years	6 months
Total assets					$ 6,256	$ 6,233	$ 5,351
Total liabilities					5,279	5,235	$ 4,387
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Total assets					5,832	5,501
Total liabilities					$ 5,165	$ 4,896
Undistributed retained earnings	$ 62		$ 61

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).